BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Stock, shares authorized	16,666,667	16,666,667
Common Stock, shares issued	11,325,912	10,345,912
Common Stock, shares outstanding	9,878,861	8,898,861
Treasury shares, shares	1,447,051	1,447,051